Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
The fair value of intangible assets acquired during the year ended December 31, 2018, including their estimated useful lives and valuation methodology are as follows:

(in millions)	Fair Value	Useful Life	Valuation Method
Customer relationships	$21.1	18	Multi-period excess earnings
Patents, technology and other	29.9	13 - 24	Relief-from-royalty method
Total	$51.0